Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Long-lived assets	$ 498,601	$ 504,152
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	145,150	143,025
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	101,994	99,721
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	203,459	213,311
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 47,998	$ 48,095